Capital Disclosures - Schedule of Capital (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Capital [Abstract]
Shareholders’ equity (excluding reserves)	$ 555,768	$ 526,415
Non-controlling interest	1,602,932	1,786,425
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$ 3,269,253	$ 3,098,058